Prepaid Expenses - Additional Information (Details) - USD ($)	Sep. 30, 2021	Jul. 31, 2021	Jan. 31, 2021
Prepaid Expenses [Line Items]
Prepaid expenses	$ 15,348,809	$ 16,936	$ 0
Maximum [Member]
Prepaid Expenses [Line Items]
Other prepaid expenses	$ 100,000